LOANS AND OTHER FINANCING	12 Months Ended
Dec. 31, 2020
LOANS AND OTHER FINANCING
LOANS AND OTHER FINANCING

26.    LOANS AND OTHER FINANCING

As of December 31, 2020 and 2019 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2020
Promissory notes	18,228,303	610,850	146,257	18,985,410
Unsecured corporate loans	12,407,922	793,555	2,359,458	15,560,935
Overdrafts	2,034,612	159,552	302,868	2,497,032
Mortgage loans	7,894,984	2,118,357	1,044,497	11,057,838
Automobile and other secured loans	1,227,511	312,404	352,278	1,892,193
Personal loans	19,046,521	1,452,586	624,011	21,123,118
Credit card loans	17,420,096	1,839,516	389,148	19,648,760
Foreign Trade Loans	9,558,036	1,585,023	1,901,861	13,044,920
Other financings	3,293,864	725,488	163,301	4,182,653
Other receivables from financial transactions	2,546,026	33,788	59,701	2,639,515
Receivables from financial leases	2,817,385	217,321	152,820	3,187,526
Subtotal	96,475,260	9,848,440	7,496,200	113,819,900
Allowances for loan losses	(1,856,309)	(1,988,731)	(4,579,674)	(8,424,714)
Total	94,618,951	7,859,709	2,916,526	105,395,186

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2019
Promissory notes	10,904,372	300,364	387,249	11,591,985
Unsecured corporate loans	13,579,312	494,932	1,045,787	15,120,031
Overdrafts	5,908,410	119,964	1,593,199	7,621,573
Mortgage loans	8,209,763	1,550,950	1,017,564	10,778,277
Automobile and other secured loans	1,088,637	354,852	217,339	1,660,828
Personal loans	19,124,764	1,518,200	1,541,472	22,184,436
Credit card loans	16,133,436	762,996	738,378	17,634,810
Foreign Trade Loans	22,053,128	837,964	1,819,440	24,710,532
Other financings	10,541,125	127,893	103,346	10,772,364
Other receivables from financial transactions	2,511,245	22,471	62,543	2,596,259
Receivables from financial leases	3,836,879	250,933	250,569	4,338,381
Subtotal	113,891,071	6,341,519	8,776,886	129,009,476
Allowances for loan losses	(2,185,274)	(1,141,825)	(5,865,030)	(9,192,129)
Total	111,705,797	5,199,694	2,911,856	119,817,347

Expected Credit Loss Allowances

Expected credit loss allowance recognised in the period is affected by a range of factors as follows:

•

Transfers between Stage 1 and Stage 2 or 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12 months and Lifetime;

•	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized during the period, ;
•	Impact on the measurement of ECL of changes in PDs, EADs and LGDs in the period, resulting from the regular updating of model inputs;
•	Impact on the measurement of ECL as a result of changes in models and assumptions;
•	Discount unwind within ECL due to passage of time, as ECL is measured on a present value basis;
•	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and
•	Financial assets derecognised during the period and write-offs of allowances related to assets that were written off during the period.

The following charts explain changes in the provision for credit risk between the beginning and end of the period due to the following factors:

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	113,892,858	6,341,521	8,776,882	129,011,261	2,185,274	1,141,825	5,865,030	9,192,129
Transfers
1 to 2	(3,214,532)	3,214,532	—	—	(116,717)	1,082,821	—	966,104
1 to 3	(1,543,847)	—	1,543,847	—	(36,310)	—	2,481,033	2,444,723
2 to 3	—	(846,342)	846,342	—	—	(222,310)	742,127	519,817
2 to 1	817,989	(817,989)	—	—	33,836	(124,642)	—	(90,806)
3 to 2	—	36,687	(36,687)	—	—	10,485	(39,274)	(28,789)
3 to 1	46,735	—	(46,735)	—	1,413	—	(45,148)	(43,735)
Net changes of financial assets	(15,379,218)	2,736,983	(53,260)	(12,695,495)	832,860	1,226,241	(457,000)	1,602,101
Write-Offs	(1,123,756)	(1,151,327)	(4,102,760)	(6,377,843)	(1,123,756)	(1,151,327)	(4,102,760)	(6,377,843)
Exchange Differences and Others	2,979,031	334,375	568,571	3,881,977	79,709	25,638	135,666	241,013
Gross carrying amount at December 31, 2020	96,475,260	9,848,440	7,496,200	113,819,900	1,856,309	1,988,731	4,579,674	8,424,714

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	148,088,044	15,181,940	8,764,377	172,034,361	3,011,796	2,400,090	4,926,073	10,337,959
Transfers
1 to 2	(1,328,535)	1,328,535	—	—	(83,582)	423,682	—	340,100
1 to 3	(6,848,389)	—	6,848,389	—	(126,062)	—	4,692,322	4,566,260
2 to 3	—	(1,760,766)	1,760,766	—	—	(296,040)	1,018,262	722,222
2 to 1	5,995,283	(5,995,283)	—	—	74,463	(458,568)	—	(384,105)
3 to 2	—	62,781	(62,781)	—	—	13,217	(43,191)	(29,974)
3 to 1	218,823	—	(218,823)	—	21,122	—	(153,805)	(132,683)
Net changes of financial assets	(45,996,053)	(2,869,752)	(2,841,336)	(51,707,141)	(799,829)	(974,665)	2,101,388	326,894
Write-Offs	—	—	(6,846,644)	(6,846,644)	—	—	(6,846,644)	(6,846,644)
Exchange Differences and Others	13,761,898	394,064	1,372,938	15,528,900	87,366	34,109	170,625	292,100
Gross carrying amount at December 31, 2018	113,891,071	6,341,519	8,776,886	129,009,476	2,185,274	1,141,825	5,865,030	9,192,129

Collateral and other credit enhancements

Collateral is an instrument pledged as security for repayment of a loan, to be forfeited in the event of default. The Entity accepts collateral as security before a potential breach on behalf of a debtor occurs.

The Argentine Central Bank classifies these guarantees in three types: Preferred "A" (considered self-settleable), Preferred "B" (made up by mortgage or pledge loans) and remaining guarantees (mainly bank guarantees and fines).

In virtue of the administration of collateral, the Group relies on a specific area devoted to the review of the legal compliance and suitable instrumentation of received collateral. In accordance with the type of collateral, the guarantors may be people or companies (in the case of mortgages, pledges, fines, guarantees and liquid funds) and international top level Financial Entities (for credit letters stand by).

The Group monitors collateral held for financial assets considered to be credit-impaired as it becomes more likely that the Group will take possession of collateral to mitigate potential credit losses.

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	302,868	152,172	150,696	81,482
Financial Lease	152,820	98,234	54,586	102,255
Documents	146,257	138,617	7,640	631
Mortgage loans	1,044,497	249,563	794,934	480,309
Personal loans	624,011	582,724	41,287	—
Pledge loans	352,278	235,434	116,843	107,785
Credit cards	389,148	373,666	15,483	1,319
Other	4,484,321	2,749,264	1,735,057	1,450,733
Total	7,496,200	4,579,674	2,916,526	2,224,514

Write-off policy

The Group writes off, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include: (i) ceasing enforcement activity and (ii) where the Group´s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.

The Group may write-off financial assets that are still subject to enforcement activity, The outstanding contractual amounts of such assets written off during the year ended 31 December, 2020 was 7,198,080.  The Group still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of recovery.

	12.31.2020	12.31.2019
Balance at the beginning of the year	5,240,360	3,614,921
Additions	5,788,119	6,113,008
Disposals	(1,229,014)	(1,666,458)
Cash colletion	(550,119)	(631,103)
Portfolio sales	(77,117)	(61,979)
Condonation	(601,778)	(973,376)
Exchange differences and other movements	(2,601,385)	(2,821,111)
Gross carrying amount	7,198,080	5,240,360